Earnings Per Unit	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Unit
16. Earnings Per Unit
The following table sets forth the computation of basic and diluted net loss per share of Class A Common Stock and represents the period from September 21, 2023 to December 31, 2023, the period where the Company had Class A and Class B common stock outstanding. Class B Common Stock does not have economic rights in AON Inc., including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted loss per share. As such, basic and diluted loss per share of Class B Common Stock has not been presented. Series A Preferred Stock are considered participating securities for basic and diluted loss per share, but do not participate in losses. As such, basic and diluted loss per share is computed using the two-class method. For additional information, see Notes 1 and 2.
Basic loss per share is based on the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted loss per share is based on the weighted-average number of shares of Class A Common Stock used for the basic loss per share calculation, adjusted for the dilutive effect of Public and Private Warrants and Sponsor Earnouts, if any, using the “treasury stock” method and the convertible Series A Preferred Stock, Class B Common Stock, and Class B Prefunded Warrants, if any, using the “if-converted” method. Net loss for diluted loss per share is adjusted for the Company’s share of AON LLC’s consolidated net loss, net of AON Inc. taxes, after giving effect to Class B Common Stock and Class B Prefunded Warrants that are exchanged into potential shares of Class A Common Stock, Public and Private Warrants that are liability classified, and Series A Preferred Stock that accrue dividends, to the extent it is dilutive.

Net loss attributable to Class A Common Stockholders for basic and diluted earnings per share	$(5,542,929)
Series A Preferred Cumulative Dividends	(1,492,917)
Series A Preferred Deemed Dividend	(2,089,000)
Undistributed loss for basic earnings per share	$(9,124,846)
Weighted-average shares for basic earnings per share	6,685,515
Basic and Diluted loss per share of Class A Common Stock	$(1.36)
The following table details the securities that have been excluded from the calculation of weighted-average shares for diluted loss per share for the period presented as they were anti-dilutive. Note that the Sponsor Earnouts are excluded from the calculation of weighted-average shares for diluted loss per share as the contingency had not been met as of the period end.

Series A Preferred Stock	6,651,610
Class B Common Stock	25,109,551
Class B Prefunded Warrants	3,000,245
Public and Private Warrants	14,450,833